16. Segment Information: Schedule of Segment Reporting Information, by Segment (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Segment Reporting Information, by Segment
	Corporate	Chronic Illness Monitoring	CareServices	Reagents	Total
As of December 31, 2013 and for the Three Months then Ended
Revenues	$ -	$ 2,079,467	$ 348,791	$ -	$ 2,428,258
Net income (loss)	(2,796,700)	347,642	(302,783)	-	(2,751,841)
Interest expense, net	1,269,076	-	-	-	1,269,076
Total assets	615,490	9,283,374	2,099,225	-	11,998,089
Property and equipment purchases	51,648	-	-	-	51,648
Depreciation and amortization	29,833	28,610	237,139	-	295,582

As of December 31, 2012 and for the Three Months then Ended
Revenues	$ -	$ 1,953,605	$ 419,688	$ 124,469	$ 2,497,762
Net loss	(2,291,343)	(231,855)	(1,043,777)	(13,742)	(3,580,717)
Interest expense, net	1,023,593	-	-	-	1,023,593
Total assets	321,002	3,762,372	3,110,652	141,764	7,335,790
Property and equipment purchases	19,194	-	109,341	888	129,423
Depreciation and amortization	21,536	28,610	248,278	3,240	301,664